Commitments and Contingencies - Additional Information - Petrobras (Details) - FPSO Segment [Member] - Petrobras [Member] $ in Millions	1 Months Ended
Mar. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Percentage of rate reduction claim	2.00%
Estimated claim	$ 7.5
Return of 2% of Charter Hire Charter Hire Previously Paid [Member]
Loss Contingencies [Line Items]
Estimated claim	5.3
2% Reduction of Future Charter Hire [Member]
Loss Contingencies [Line Items]
Estimated claim	$ 2.2